Share-based plan (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSU and PSU activity
Set out below are summaries of XP Inc's RSU and PSU activity for 2022 and 2021.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1, 2021	11,079,736	2,819,912	13,899,648
Granted	5,709,046	230,086	5,939,132
Forfeited	(1,634,952)	(83,938)	(1,718,890)
Outstanding, December 31, 2021	15,153,830	2,966,060	18,119,890

Outstanding, January 1, 2022	15,153,830	2,966,060	18,119,890
Granted	814,745	—	814,745
Forfeited	(1,559,670)	(438,818)	(1,998,488)
Vested	(724,481)	—	(724,481)
Outstanding, December 31, 2022	13,684,424	2,527,242	16,211,666